Severance Indemnities and Pension Plans (Amounts Recognized in OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Losses (gains) due to amortization:
Total changes in Accumulated OCI	¥ 189,208	¥ 127,169	¥ (160,612)
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	195,492	104,132
Losses (gains) due to amortization:
Net actuarial loss	(5,641)	(731)
Prior service cost	1,204	1,210
Curtailment and settlement	2,366	5,980
Total changes in Accumulated OCI	193,421	110,591
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(1,732)	26,155
Prior service cost arising during the year	3,722	65
Losses (gains) due to amortization:
Net actuarial loss	(8,685)	(9,993)
Prior service cost	2,633	3,039
Curtailment and settlement	(223)	(49)
Foreign currency translation adjustments	(1,125)	(1,399)
Total changes in Accumulated OCI	(5,410)	17,818
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(2,166)	1,908
Losses (gains) due to amortization:
Net actuarial loss	(1,162)	(707)
Prior service cost	1,881	2,020
Foreign currency translation adjustments	(58)	(68)
Total changes in Accumulated OCI	¥ (1,505)	¥ 3,153